Investment in joint venture (Tables)	12 Months Ended
Mar. 31, 2024
Investment In Joint Venture
Summarized financial position and profit or loss of ANN

Summarized statement of financial position of ANN:

	March 31,
	2023	2024
Current Assets
Cash and cash equivalents	592	1,582
Other current financial assets	1,289	1,818
Non-current liabilities
Employee benefits	(157)	(246)

Current liabilities
Borrowings	(58,700)	(63,500)
Trade and other payables	(10,625)	(12,474)
Employee benefits	(297)	(197)
Other non-financial liability	(34,508)	(35,163)

Equity	(102,406)	(108,180)
Group’s carrying amount of the investment (50%)	(51,203)	(54,090)
True-up of carrying value to group share loss*	51,203	54,090
Net carrying amount of investment	-	-

Summarized statement of profit or loss of ANN:

	March 31,
	2022	2023	2024

Revenue	4,999	7,554	3,417
Other operating expenses, including depreciation INR Nil (March 31, 2023: INR Nil and March 31, 2022: INR 86)	(7,656)	(5,931)	(8,506)
Finance cost	(8,911)	(9,230)	(600)
Loss before tax	(11,568)	(7,607)	(5,689)
Income tax expense	-	-	-
Loss for the year	(11,568)	(7,607)	(5,689)
Group’s share of loss for the year*	(5,784)	(3,803)	(2,845)

*	Upto March 31, 2024, the Group had advanced INR 57,200 (March 31, 2023: 57,200) to the joint venture. As at March 31, 2024, the loan outstanding, including interest thereon, amounts to INR 73,719 (March 31, 2023: INR 73,719). The Group, based on its assessment of the expected credit loss under IFRS 9 has recorded impairment of INR Nil (March 31, 2023: INR 1,000 and March 31, 2022: INR 72,719) in the statement of profit and loss for impairment of loan to joint venture.